EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic and diluted earnings per share [Abstract]
Net loss attributable to members of the Parent Entity used in calculating basic and diluted earnings per share	$ (7,115)	$ (5,955)	$ (4,481)
Weighted average number of Ordinary Shares used in calculating basic and diluted loss per share (in shares)	326,101,000	213,376,000	153,123,000
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	19,438,444
Anti-dilutive employee rights (in shares)	13,630,000
Potential shares considered anti-dilutive (in shares)	33,068,444	39,098,444	19,324,334
Employee Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	1,500,000
Lender Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	4,444,444
Underwriter Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	6,000,000
Placement Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	7,494,000